Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, as there are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, its associated payments are included in the measurement of the right-of-use asset and lease liability. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

    The right-of-use assets and lease liabilities are recognized using the present value of the remaining future minimum lease payments discounted by the Company’s incremental borrowing rate. The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

In order to mitigate the negative impact of COVID-19 on its financial results, the Company has been renegotiating terms and conditions with several lessors. The Company decided not to evaluate whether the potential concessions provided by the lessors are lease modifications under ASU No. 2016-02, Leases (Topic 842) according to the interpretive guidance issued by the FASB staff in April 2020.

At December 31, 2020, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total (i)
2021	$122,497	$5,705	$128,202
2022	117,025	4,221	121,246
2023	112,715	3,199	115,914
2024	109,398	2,747	112,145
2025	104,984	2,601	107,585
Thereafter	822,563	7,667	830,230
Total lease payments	$1,389,182	$26,140	$1,415,322
Lease discount			(605,881)
Operating lease liability			$809,441
(i)The Company has certain leases subject to index adjustments. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2020 and 2019 the obligation amounts to $5,941 and $5,419 respectively, included within "Long-term debt" in the Consolidated Balance Sheet.

The following table is a summary of the Company´s components of lease cost for fiscal years 2020, 2019 and 2018:

Lease Expense	Statements of Income Location	2020	2019	2018
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(69,151)	$(104,236)	$(105,358)
Franchised restaurants	Franchised restaurants - occupancy expenses	(23,510)	(34,727)	(30,970)
General and administrative	General and administrative expenses	(7,062)	(7,614)	(7,610)
Subtotal		(99,723)	(146,577)	(143,938)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(26,153)	(29,562)	(33,921)
Franchised restaurants	Franchised restaurants - occupancy expenses	(13,248)	(12,878)	(14,595)
Subtotal		(39,401)	(42,440)	(48,516)
Total lease expense		$(139,124)	$(189,017)	$(192,454)

Other information	2020
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	6.6%

Leases	Leases
The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, as there are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, its associated payments are included in the measurement of the right-of-use asset and lease liability. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

    The right-of-use assets and lease liabilities are recognized using the present value of the remaining future minimum lease payments discounted by the Company’s incremental borrowing rate. The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

In order to mitigate the negative impact of COVID-19 on its financial results, the Company has been renegotiating terms and conditions with several lessors. The Company decided not to evaluate whether the potential concessions provided by the lessors are lease modifications under ASU No. 2016-02, Leases (Topic 842) according to the interpretive guidance issued by the FASB staff in April 2020.

At December 31, 2020, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total (i)
2021	$122,497	$5,705	$128,202
2022	117,025	4,221	121,246
2023	112,715	3,199	115,914
2024	109,398	2,747	112,145
2025	104,984	2,601	107,585
Thereafter	822,563	7,667	830,230
Total lease payments	$1,389,182	$26,140	$1,415,322
Lease discount			(605,881)
Operating lease liability			$809,441
(i)The Company has certain leases subject to index adjustments. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2020 and 2019 the obligation amounts to $5,941 and $5,419 respectively, included within "Long-term debt" in the Consolidated Balance Sheet.

The following table is a summary of the Company´s components of lease cost for fiscal years 2020, 2019 and 2018:

Lease Expense	Statements of Income Location	2020	2019	2018
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(69,151)	$(104,236)	$(105,358)
Franchised restaurants	Franchised restaurants - occupancy expenses	(23,510)	(34,727)	(30,970)
General and administrative	General and administrative expenses	(7,062)	(7,614)	(7,610)
Subtotal		(99,723)	(146,577)	(143,938)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(26,153)	(29,562)	(33,921)
Franchised restaurants	Franchised restaurants - occupancy expenses	(13,248)	(12,878)	(14,595)
Subtotal		(39,401)	(42,440)	(48,516)
Total lease expense		$(139,124)	$(189,017)	$(192,454)

Other information	2020
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	6.6%